Land use right	12 Months Ended
Dec. 31, 2024
Land Use Right [Abstract]
Land use right
12.
Land use right

	As of December 31,
	2023	2024
	(in US$ thousands)
Land use rights	$170,402	$167,896
Less: accumulated amortization	(3,156)	(6,501)
Land use rights, net	$167,246	$161,395

The Company acquired the land use right in February 2023. Amortization expense for land use right were US$3.2 million and US$3.4 million for the years ended December 31, 2023 and 2024, respectively. As of December 31, 2024, land use right with net book value of US$ 161.4 million were pledged as collateral for the Company’s borrowings (Note 16).